UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     TIG Advisors, LLC

Address:  535 Madison Avenue, 37th Floor
          New York, New York 10022

13F File Number:  28-11896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Rettie
Title:    Chief Accounting Officer
Phone:    (212) 396-8742

Signature, Place and Date of Signing:


/s/ Robert Rettie             New York, New York              February 13, 2008
--------------------          ------------------            --------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      99

Form 13F Information Table Value Total: $442,947
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number    Name
--------------------    ----
28-XXXXX                Tiedemann/Falconer Partners L.P.

                                                     FORM 13F INFORMATION TABLE
            COL 1                   COL 2          COL 3      COL 4          COL 5             COL 6       COL 7        COL 8

                                                             Market
                                                   Cusip      Value   SHRS OR    Sh/ Put/   Investment    Other     Voting Authority
      Name of Security         Title of Class      Number     (x000)  PRN AMT    Prn Call   Discretion   Managers      SOLE     NONE
ADAMS RESPIRATORY THERAPEUTI         COM         00635P107    4,481      75,000  SH            SOLE       NONE         75,000
AGNICO EAGLE MINES LTD               COM         008474108      273       5,000  SH            SOLE       NONE          5,000
AIRMEDIA GROUP INC              SPONSORED ADR    009411109    3,021     135,000  SH            SOLE       NONE        135,000
ALLIANCE DATA SYSTEMS CORP           COM         018581108    8,322     110,975  SH            SOLE       NONE        110,975
ALLIANCE DATA SYSTEMS CORP           COM         018581108    2,932      39,100  SH  PUT       SOLE       NONE         39,100
AMERICA MOVIL SAB DE CV         SPON ADR L SHS   02364W105    6,753     110,000  SH            SOLE       NONE        110,000
APEX SILVER MINES LTD          NOTE 4.000% 9/1   03760XAD3      420     500,000  PRN           SOLE       NONE        500,000
ASE TEST LTD                         ORD         Y02516105    3,921     276,316  SH            SOLE       NONE        276,316
BCE INC                            COM NEW       05534B760    9,677     243,500  SH            SOLE       NONE        243,500
BCE INC                            COM NEW       05534B760      707      17,800  SH  PUT       SOLE       NONE         17,800
BEA SYS INC                          COM         073325102    6,375     403,997  SH            SOLE       NONE        403,997
BEA SYS INC                          COM         073325102      789      50,000  SH  PUT       SOLE       NONE         50,000
BUSINESS OBJECTS S A            SPONSORED ADR    12328X107    1,559      25,600  SH            SOLE       NONE         25,600
CHARLOTTE RUSSE HLDG INC             COM         161048103   14,481     896,682  SH            SOLE       NONE        896,682
CHINA MOBILE LIMITED            SPONSORED ADR    16941M109      434       5,000  SH            SOLE       NONE          5,000
CHINA PETE & CHEM CORP          SPON ADR H SHS   16941R108      445       3,000  SH            SOLE       NONE          3,000
CLEAR CHANNEL COMMUNICATIONS         COM         184502102   11,090     321,250  SH            SOLE       NONE        321,250
CLEAR CHANNEL COMMUNICATIONS         COM         184502102    3,794     109,900  SH  PUT       SOLE       NONE        109,900
CNINSURE INC                    SPONSORED ADR    18976M103    3,938     250,000  SH            SOLE       NONE        250,000
COGNOS INC                           COM         19244C109    9,131     158,600  SH            SOLE       NONE        158,600
CREE INC                             COM         225447101    1,676      61,000  SH  PUT       SOLE       NONE         61,000
CUMULUS MEDIA INC                    CL A        231082108    1,952     242,739  SH            SOLE       NONE        242,739
CUMULUS MEDIA INC                    CL A        231082108      254      31,600  SH  CALL      SOLE       NONE         31,600
CURRENCYSHS JAPANESE YEN TR      JAPANESE YEN    23130A102    2,688      30,000  SH            SOLE       NONE         30,000
DRESS BARN INC                       COM         261570105   15,012   1,200,000  SH            SOLE       NONE      1,200,000
E TRADE FINANCIAL CORP               COM         269246104       82      23,225  SH            SOLE       NONE         23,225
ECHOSTAR COMMUNICATIONS NEW          CL A        278762109      604      16,000  SH            SOLE       NONE         16,000
ECHOSTAR COMMUNICATIONS NEW          CL A        278762109      830      22,000  SH  PUT       SOLE       NONE         22,000
EMCORE CORP                          COM         290846104      153      10,000  SH  CALL      SOLE       NONE         10,000
EVERGREEN SOLAR INC                  COM         30033R108      518      30,000  SH            SOLE       NONE         30,000
SELECT SECTOR SPDR TR            SBI INT-FINL    81369Y605      446      15,400  SH  PUT       SOLE       NONE         15,400
FINISH LINE INC                      CL A        317923100      211      87,200  SH  CALL      SOLE       NONE         87,200
GEMSTAR-TV GUIDE INTL INC            COM         36866W106    1,424     299,125  SH            SOLE       NONE        299,125
GENENTECH INC                      COM NEW       368710406    2,347      35,000  SH  CALL      SOLE       NONE         35,000
GENERAL ELECTRIC CO                  COM         369604103   59,312   1,600,000  SH  PUT       SOLE       NONE      1,600,000
GENESCO INC                          COM         371532102    1,760      46,567  SH            SOLE       NONE         46,567
GENLYTE GROUP INC                    COM         372302109   10,451     109,778  SH            SOLE       NONE        109,778
GRANT PRIDECO INC                    COM         38821G101    7,996     144,044  SH            SOLE       NONE        144,044
GRUPO TELEVISA SA DE CV         SP ADR REP ORD   40049J206    7,131     300,000  SH            SOLE       NONE        300,000
HARRAHS ENTMT INC                    COM         413619107   10,996     123,894  SH            SOLE       NONE        123,894
HARRAHS ENTMT INC                    COM         413619107    2,068      23,300  SH  PUT       SOLE       NONE         23,300
HUNTSMAN CORP                        COM         447011107    9,465     368,301  SH            SOLE       NONE        368,301
HUNTSMAN CORP                        COM         447011107      578      22,500  SH  PUT       SOLE       NONE         22,500
INFOSYS TECHNOLOGIES LTD        SPONSORED ADR    456788108      227       5,000  SH            SOLE       NONE          5,000
IRSA INVERSIONES Y REP S A      GLOBL DEP RCPT   450047204   11,624     800,000  SH            SOLE       NONE        800,000
ISHARES TR                      7-10 YR TRS BD   464287440    9,136     105,000  SH  PUT       SOLE       NONE        105,000
ISHARES TR                      20+ YR TRS BD    464287432    1,861      20,000  SH  PUT       SOLE       NONE         20,000
ISHARES TR                      DJ US REAL EST   464287739      329       5,000  SH  PUT       SOLE       NONE          5,000
ISHARES TR                      MSCI EMERG MKT   464287234      752       5,000  SH  PUT       SOLE       NONE          5,000
ISHARES TR                       RUSSELL 2000    464287655   16,475     217,000  SH            SOLE       NONE        217,000
ISHARES TR                       RUSSELL 2000    464287655    4,555      60,000  SH  PUT       SOLE       NONE         60,000
ISHARES TR                      RUSL 2000 GROW   464287648   15,694     188,000  SH            SOLE       NONE        188,000
JP MORGAN CHASE & CO                 COM         46625H100    1,091      25,000  SH  PUT       SOLE       NONE         25,000
KINROSS GOLD CORP                 COM NO PAR     496902404      460      25,000  SH            SOLE       NONE         25,000
KINROSS GOLD CORP                 COM NO PAR     496902404      644      35,000  SH  CALL      SOLE       NONE         35,000
LULULEMON ATHLETICA INC              COM         550021109   20,710     437,200  SH  CALL      SOLE       NONE        437,200
MACROVISION CORP                     COM         555904101      405      22,122  SH            SOLE       NONE         22,122
METAL MGMT INC                     COM NEW       591097209    2,167      47,600  SH            SOLE       NONE         47,600
MGI PHARMA INC                       COM         552880106    9,045     223,160  SH            SOLE       NONE        223,160
MIDWAY GAMES INC               NOTE 6.000% 9/3   598148AB0    1,873   2,200,000  PRN           SOLE       NONE      2,200,000
MIDWEST AIR GROUP INC                COM         597911106    5,650     381,784  SH            SOLE       NONE        381,784
MIRAMAR MINING CORP                  COM         60466E100    2,703     429,800  SH            SOLE       NONE        429,800
MORGAN STANLEY                     COM NEW       617446448      266       5,000  SH  PUT       SOLE       NONE          5,000
NABORS INDS INC                    NOTE 6/1      629568AL0      501     500,000  PRN           SOLE       NONE        500,000
NABORS INDUSTRIES LTD                SHS         G6359F103      822      30,000  SH            SOLE       NONE         30,000
NABORS INDUSTRIES LTD                SHS         G6359F103      411      15,000  SH  CALL      SOLE       NONE         15,000
NDS GROUP PLC                   SPONSORED ADR    628891103    5,332      90,000  SH            SOLE       NONE         90,000
NETEASE COM INC                 SPONSORED ADR    64110W102      190      10,000  SH            SOLE       NONE         10,000
NEXCEN BRANDS INC                    COM         653351106    3,388     700,000  SH            SOLE       NONE        700,000
NEXEN INC                            COM         65334H102      384      11,900  SH            SOLE       NONE         11,900
NOBLE CORPORATION                    SHS         G65422100      678      12,000  SH            SOLE       NONE         12,000
NOBLE CORPORATION                    SHS         G65422100      605      10,700  SH  CALL      SOLE       NONE         10,700
NORDIC AMERICAN TANKER SHIPP         COM         G65773106      246       7,500  SH            SOLE       NONE          7,500
PENN NATL GAMING INC                 COM         707569109    2,424      40,709  SH            SOLE       NONE         40,709
PHILLIPS VAN HEUSEN CORP             COM         718592108    9,326     253,000  SH            SOLE       NONE        253,000
PNC FINL SVCS GROUP INC              COM         693475105      985      15,000  SH  PUT       SOLE       NONE         15,000
POWERSHARES QQQ TRUST             UNIT SER 1     73935A104    1,537      30,000  SH  PUT       SOLE       NONE         30,000
PRIDE INTL INC                       COM         74153Q102      339      10,000  SH            SOLE       NONE         10,000
PRIDE INTL INC                 NOTE 3.250% 5/0   74153QAD4      674     500,000  PRN           SOLE       NONE        500,000
PRUDENTIAL FINL INC                  COM         744320102    2,326      25,000  SH  PUT       SOLE       NONE         25,000
QUINTANA MARITIME LTD                SHS         Y7169G109      230      10,000  SH            SOLE       NONE         10,000
RETAIL HOLDRS TR                   DEP RCPT      76127U101      934      10,000  SH  PUT       SOLE       NONE         10,000
RIO TINTO PLC                   SPONSORED ADR    767204100    3,056       7,278  SH            SOLE       NONE          7,278
SPDR TR                           UNIT SER 1     78462F103   15,937     109,000  SH            SOLE       NONE        109,000
SEPRACOR INC                      NOTE 10/1      817315AW4    2,711   3,000,000  PRN           SOLE       NONE      3,000,000
SIERRA HEALTH SVCS INC               COM         826322109    6,260     149,199  SH            SOLE       NONE        149,199
SK TELECOM LTD                  SPONSORED ADR    78440P108      448      15,000  SH            SOLE       NONE         15,000
SYNOVUS FINL CORP                    COM         87161C105      241      10,000  SH  PUT       SOLE       NONE         10,000
TRANE INC                            COM         892893108    7,787     166,700  SH            SOLE       NONE        166,700
TRINA SOLAR LIMITED                SPON ADR      89628E104      269       5,000  SH            SOLE       NONE          5,000
TURBOCHEF TECHNOLOGIES INC         COM NEW       900006206   14,850     900,000  SH            SOLE       NONE        900,000
UNDER ARMOUR INC                     CL A        904311107    3,494      80,000  SH            SOLE       NONE         80,000
VENTANA MED SYS INC                  COM         92276H106   10,410     119,342  SH            SOLE       NONE        119,342
VIRGIN MEDIA INC                     COM         92769L101      411      24,000  SH  CALL      SOLE       NONE         24,000
WACHOVIA CORP                        COM         929903102      380      10,000  SH  PUT       SOLE       NONE         10,000
WELLS FARGO & CO NEW                 COM         949746101    5,434     180,000  SH  PUT       SOLE       NONE        180,000
WYNN RESORTS LTD                     COM         983134107      336       3,000  SH            SOLE       NONE          3,000
XM SATELLITE RADIO HLDGS INC         CL A        983759101    3,135     256,157  SH            SOLE       NONE        256,157
ZILOG INC                       COM PAR $0.01    989524301      292      83,800  SH            SOLE       NONE         83,800